Change of presentation of expenses and IFRS 3 adjustment - Statements Of Financial Position (Details) - SEK (kr) kr in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Total non-current assets	kr 447,862	kr 447,138	kr 435,469
Total current assets	896,478	1,012,772	907,867
TOTAL ASSETS	1,344,340	1,459,910	1,343,336
Equity
Share capital	2,094	2,094	1,998
Additional paid-in capital	2,529,556	2,459,741	2,135,476
Retained earnings including net loss for the period	(1,660,507)	(1,453,554)	(1,047,929)
Equity attributable to equity holders of the Parent Company	871,142	1,008,281	1,089,545	kr 1,210,491
Non-controlling interests			36,238		kr 45,809
Total equity	871,142	1,008,281	1,125,783
Non-current liabilities
Provisions	9,220	17,712	13,293
Deferred tax liabilities	26,112	30,856	35,047
Total non-current liabilities	306,123	316,183	100,342
Total current liabilities	167,075	135,446	117,211
TOTAL EQUITY AND LIABILITIES	kr 1,344,340	kr 1,459,910	1,343,336
Voluntary Changes Presenting Marketing And Selling Expenses Separately From Administrative Expenses [Member]
Non-current assets
Other intangible assets			343,527
Goodwill			38,746
Other non-current assets			53,195
Total non-current assets			435,469
Total current assets			907,867
TOTAL ASSETS			1,343,336
Equity
Share capital			1,998
Additional paid-in capital			2,135,476
Retained earnings including net loss for the period			(1,047,929)
Equity attributable to equity holders of the Parent Company			1,089,545
Non-controlling interests			36,238
Total equity			1,125,783
Non-current liabilities
Deferred tax liabilities			35,047
Other non-current liabilities			65,295
Total non-current liabilities			100,342
Total current liabilities			117,211
TOTAL EQUITY AND LIABILITIES			1,343,336
Previously reported | Voluntary Changes Presenting Marketing And Selling Expenses Separately From Administrative Expenses [Member]
Non-current assets
Other intangible assets			377,469
Goodwill			48,194
Other non-current assets			53,195
Total non-current assets			478,859
Total current assets			907,867
TOTAL ASSETS			1,386,726
Equity
Share capital			1,998
Additional paid-in capital			2,135,476
Retained earnings including net loss for the period			(1,042,133)
Equity attributable to equity holders of the Parent Company			1,095,341
Non-controlling interests			36,834
Total equity			1,132,175
Non-current liabilities
Deferred tax liabilities			72,045
Other non-current liabilities			65,295
Total non-current liabilities			137,340
Total current liabilities			117,211
TOTAL EQUITY AND LIABILITIES			1,386,726
Adjustment | Voluntary Changes Presenting Marketing And Selling Expenses Separately From Administrative Expenses [Member]
Non-current assets
Other intangible assets			(33,942)
Goodwill			(9,448)
Total non-current assets			(43,390)
TOTAL ASSETS			(43,390)
Equity
Retained earnings including net loss for the period			(5,796)
Equity attributable to equity holders of the Parent Company			(5,796)
Non-controlling interests			(596)
Total equity			(6,392)
Non-current liabilities
Deferred tax liabilities			(36,998)
Total non-current liabilities			(36,998)
TOTAL EQUITY AND LIABILITIES			kr (43,390)